Liabilities related to associates and joint ventures - Information of Samarco (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investments in associates and joint ventures
Current assets	$ 18,954	$ 22,567
Non-current assets	80,230	76,447
Total assets	99,184	99,014
Current liabilities	13,114	11,232
Non-current liabilities	41,298	46,758
Total liabilities	54,412	57,990
Stockholders' equity	44,772	41,024	$ 35,704	$ 56,321
Net income (loss)	6,334	5,203	$ (12,430)
Samarco
Investments in associates and joint ventures
Current assets	66	164
Non-current assets	6,016	5,978
Total assets	6,082	6,142
Current liabilities	5,481	4,851
Non-current liabilities	3,636	3,415
Total liabilities	9,117	8,266
Stockholders' equity	(3,035)	(2,124)
Net income (loss)	$ (930)	$ (965)